NATIONWIDE(R) MUTUAL FUNDS
                      GARTMORE GLOBAL HEALTH SCIENCES FUND






                                  Annual Report
                                October 31, 2001

                           NATIONWIDE(R) MUTUAL FUNDS

                      GARTMORE GLOBAL HEALTH SCIENCES FUND

                                  ANNUAL REPORT

                                OCTOBER 31, 2001



                                TABLE OF CONTENTS

Management Discussion of Fund Performance. . . . . . . . . . . . . . . . . .   2

Statement of Assets and Liabilities. . . . . . . . . . . . . . . . . . . . .   4

Statement of Operations. . . . . . . . . . . . . . . . . . . . . . . . . . .   5

Statement of Changes in Net Assets . . . . . . . . . . . . . . . . . . . . .   6

Financial Highlights . . . . . . . . . . . . . . . . . . . . . . . . . . . .   7

Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . . . .   8

Independent Auditors' Report . . . . . . . . . . . . . . . . . . . . . . . .  13

NATIONWIDE(R)  Mutual  Funds
--------------------------------------------------------------------------------

GARTMORE  GLOBAL  HEALTH
SCIENCES  FUND

MANAGEMENT  DISCUSSION  OF  FUND  PERFORMANCE

How  did  the  Fund  perform  against  its  benchmark?

     Since inception on December 29, 2000, the Gartmore Global Health Sciences Fund (formerly the Nationwide Global Life Sciences Fund) returned -6.61%(a) versus -16.18% for the Goldman Sachs Healthcare Index, its benchmark index.

WHAT OVERALL MARKET FACTORS (MACROECONOMIC CONDITIONS, STYLE, SECTOR ALLOCATIONS AND CAPITALIZATION RANGES) CONTRIBUTED TO THE PORTFOLIO'S PERFORMANCE?

     The Fund significantly outperformed its benchmark due to superior stock performance within the long-term care, generic drug and medical product industries. An aging population with an increased need for long-term care facilities, generic drugs and more but less-invasive procedures, helped support strong demand for these industries. Good stock selection within the biotechnology industry also helped performance. This industry has been driven by increased sales and new products. Major pharmaceutical stocks hurt the Fund's performance, but a lower weighting than that of the Index in this sector (about half) helped performance.

WHAT  FACTORS/SECURITIES  CONTRIBUTED  TO  OR  DETRACTED  FROM  PERFORMANCE?

     Top-performing stocks included Tenet Healthcare Corporation, the second-largest investor-owned health services company with more than 114 hospitals; Baxter International, the hospital supply company with a growing biosciences division; AmeriSourceBergen, the third-largest pharmaceutical distributor (after its recent merger with Bergen Brunswig Inc.); Biomet Inc., the musculoskeletal product manufacturer; and King Pharmaceuticals, an integrated pharmaceutical company that manufactures, markets and sells branded pharmaceutical products.

WHAT IS YOUR VIEW OF THE MARKET-AND THE FUND'S POSITION-GOING FORWARD?

     We became more aggressive in our positioning towards the end of the period. We have increased our holdings in the biotechnology industry and reduced our weighting in pharmaceutical stocks. We believe the biotechnology industry offers strong sales growth, more products in its pipeline (more than 800 in clinical trials) and strong cash positions. Major pharmaceutical stocks continue to be hampered by generic drug competition and concerns about their product pipelines.

PORTFOLIO  MANAGER:  PAUL  CLUSKEY
(a) PERFORMANCE of CLASS A shares without sales charge and assuming all distributions are reinvested.

PORTFOLIO  MARKET  VALUE  $2,365,318

October 31, 2001

Aggregate  Total  Returns
(For  Period  Ended  October 31, 2001)

Period                                  Inception*
===================================================
Class A                       w/o SC**       -6.61%
                               w/SC(1)      -11.98%
---------------------------------------------------
Class B                       w/o SC**       -7.10%
                               w/SC(2)      -11.75%
---------------------------------------------------
Institutional Service Class(3)               -6.25%
---------------------------------------------------

All figures showing the effect of a sales charge reflect the maximum charge possible, because it has the most dramatic effect on performance data.
 *    Fund  commenced  operations  on  December  29,  2000.
**    These  returns  do  not  reflect  the  effects  of  sales  charges  (SC).
1     A  5.75%  front-end  sales  charge  was  deducted.
2 A 5.00% contingent deferred sales charge (CDSC) was deducted. The CDSC declines to 0% after 6 years.
3     Not  subject  to  any  sales  charges.

Investment return and principal value will fluctuate, and when redeemed, shares may be worth more or less than original cost. Past performance is no guarantee of future results.




Class A     Load   Goldman Sachs Health Care Index   CPI
12/28/2000  9,425                           10,000  10,000
10/31/2001  8,802                            8,382  10,270




Comparative performance of $10,000 invested in Class A shares of the Gartmore Global Health Sciences Fund, the Goldman Sachs Healthcare Index (GS Healthcare)(b), and the Consumer Price Index (CPI)(c) since inception. Unlike the Fund, these indices do not reflect any fees, expenses, or sales charges.
(b) -The GS Healthcare is a modified capitalization-weighted index designed as a benchmark for U.S. traded securities in the economic sector of healthcare.
(c) -The CPI represents changes in prices of a basket of goods and services purchased for consumption by urban households.


NATIONWIDE 2

STATEMENT OF INVESTMENTS Gartmore Global Health Sciences Fund
--------------------------------------------------------------------------------
                                OCTOBER 31, 2001


                                                      SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
COMMON STOCK  (95.9%)
---------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS  (1.8%)
Andrx Group (b)                                            655  $   42,529
                                                                -----------
---------------------------------------------------------------------------
DRUGS  (49.0%)
Abbott Laboratories                                      2,210     117,085
American Home Products Corp.                             1,841     102,783
Amgen, Inc. (b)                                            820      46,592
Cephalon, Inc. (b)                                         760      47,918
Cima Labs, Inc. (b)                                        270      14,594
Cubist Pharmaceuticals, Inc. (b)                         1,110      44,733
First Horizon Pharmaceutical Corp. (b)                   1,280      33,728
Forest Laboratories, Inc. (b)                              450      33,471
King Pharmaceuticals, Inc. (b)                           2,390      93,186
KV Pharmaceutical Co. (b)                                  410      10,361
Medicis Pharmaceutical Corp. Class A (b)                 1,360      78,458
MedImmune, Inc. (b)                                      1,200      47,088
Merck & Company, Inc.                                    1,320      84,229
NPS Pharmaceuticals, Inc. (b)                            1,350      48,776
OSI Pharmaceuticals, Inc. (b)                            1,170      53,446
Pfizer, Inc.                                             3,264     136,761
Priority Healthcare Corp., Series B (b)                  2,550      73,670
Sepracor, Inc. (b)                                         640      30,362
Shire Pharmaceuticals Group PLC (b)                        990      44,253
                                                                -----------
                                                                 1,141,494
                                                                -----------
---------------------------------------------------------------------------
MEDICAL - BIOMEDICAL/GENETIC  (25.1%)
Alexion Pharmaceuticals, Inc. (b)                          440       7,572
Aviron (b)                                               1,190      39,627
Enzon, Inc. (b)                                            920      56,902
Exelixis, Inc. (b)                                         550       7,370
Genentech, Inc. (b)                                      1,620      84,645
Genzyme Corp. (b)                                          890      48,016
Icos Corp. (b)                                             830      47,933
Idec Pharmaceuticals Corp. (b)                           2,070     124,158
Immunex Corp. (b)                                        1,130      26,996
Intermune, Inc. (b)                                      1,370      59,828
Invitrogen Corp. (b)                                       670      41,098
Martek Biosciences Corp. (b)                               310       6,336
Regeneron Pharmaceutical (b)                             1,620      35,802
                                                                -----------
                                                                   586,283
                                                                -----------
---------------------------------------------------------------------------
MEDICAL - HOSPITALS  (5.3%)
Odyssey HealthCare, Inc. (b)                             2,500      43,125
Tenet Healthcare Corp. (b)                                 400      23,008
Universal Health Services, Inc. Class B (b)              1,440      58,162
                                                                -----------
                                                                   124,295
                                                                -----------
---------------------------------------------------------------------------
Medical Instruments  (5.8%)
Boston Scientific Corp. (b)                              2,550      57,987
St. Jude Medical, Inc. (b)                                 470      33,370
Thoratec Laboratories Corp. (b)                          2,250      43,875
                                                                -----------
                                                                   135,232
                                                                -----------
---------------------------------------------------------------------------

                                                      SHARES
                                                        OR
                                                    PRINCIPAL
                                                      AMOUNT       VALUE
COMMON STOCK  (CONTINUED)
---------------------------------------------------------------------------
MEDICAL LABS AND TESTING SERVICES  (3.0%)
Unilab Corp. (b)                                         3,000  $   71,040
                                                                -----------
---------------------------------------------------------------------------
Medical Products  (4.1%)
Johnson & Johnson                                        1,380      79,916
Zoll Medical Corp. (b)                                     480      16,200
                                                                -----------
                                                                    96,116
                                                                -----------
---------------------------------------------------------------------------
THERAPEUTICS  (1.8%)
Cell Therapeutics, Inc. (b)                              1,380      41,441
                                                                -----------
Total Common Stock                                               2,238,430
                                                                -----------
REPURCHASE AGREEMENT  (5.4%)
---------------------------------------------------------------------------
Fifth Third Bank, 2.36%,
11/01/01 (Fully collateralized by FG)               $  126,888     126,888
                                                                -----------
TOTAL REPURCHASE AGREEMENT                                         126,888
                                                                -----------
TOTAL INVESTMENTS (COST $2,296,338) (A) - (101.3%)               2,365,318
LIABILITIES IN EXCESS OF OTHER ASSETS - (-1.3%)                    (31,332)
                                                                -----------
NET ASSETS - (100.0%)                                           $2,333,986
                                                                ===========
---------------------------------------------------------------------------

(a) Represents cost for financial reporting purposes and differs from cost basis for federal income tax purposes by the amount of losses recognized for financial reporting in excess of federal income tax reporting of $96,402. Cost for federal income tax purposes differs from value by net unrealized depreciation of securities as follows:
     Unrealized  appreciation          $     100,900
     Unrealized  depreciation               (128,322)
                                       -------------
     Net  unrealized  depreciation     $     (27,422)
                                       =============
(b)  Denotes  a  non-income  producing  security.

FG Freddie  Mac  Gold

See  notes  to  financial  statements.

Distribution of investments by country as a percentage of net assets is as follows:
     United  States                          99.4%
     United  Kingdom                          1.9%
                                       -----------
                                            101.3%
                                       ===========


                                                                    NATIONWIDE 3

Statement  of  Assets  and  Liabilities
-------------------------------------------------------------------------------------------------------------
                                           October  31,  2001

                                                                                             GARTMORE GLOBAL
                                                                                             HEALTH SCIENCES
                                                                                                  FUND
-------------------------------------------------------------------------------------------------------------
ASSETS:
Investments, at value (cost $2,169,450)                                                     $      2,238,430
Repurchase agreements, at cost                                                                       126,888
                                                                                            -----------------
Total Investments                                                                                  2,365,318
                                                                                            -----------------
Interest and dividends receivable                                                                      1,219
Receivable for investments sold                                                                      666,017
Prepaid expenses and other assets                                                                         40
                                                                                            -----------------
Total Assets                                                                                       3,032,594
                                                                                            -----------------

LIABILITIES:
Payable to adviser                                                                                     1,937
Payable to custodian                                                                                      42
Payable for foreign currency, at value (cost $1,097)                                                   1,168
Payable for investments purchased                                                                    676,351
Accrued expenses and other payables
  Investment advisory fees                                                                             1,915
  Fund administration fees                                                                             6,370
  Transfer agent fees                                                                                     20
  Distribution fees                                                                                      795
  Other                                                                                               10,010
                                                                                            -----------------
     Total Liabilities                                                                               698,608
                                                                                            -----------------
NET ASSETS                                                                                  $      2,333,986
                                                                                            =================

REPRESENTED BY:
Capital                                                                                     $      2,488,819
Accumulated net investment income (loss)                                                                   -
Accumulated net realized gains (losses) from investment and foreign currency transactions           (223,742)
Net unrealized appreciation (depreciation) on investments and translation of
  assets and liabilities denominated in foreign currencies                                            68,909
                                                                                            -----------------
NET ASSETS                                                                                  $      2,333,986
                                                                                            =================

NET ASSETS:
Class A Shares                                                                              $        778,530
Class B Shares                                                                                       774,443
Institutional Service Class Shares                                                                   781,013
                                                                                            -----------------
Total                                                                                       $      2,333,986
                                                                                            =================
SHARES OUTSTANDING (unlimited number of shares authorized):
Class A Shares                                                                                        83,441
Class B Shares                                                                                        83,333
Institutional Service Class Shares                                                                    83,468
                                                                                            -----------------
Total                                                                                                250,242
                                                                                            =================
NET ASSET VALUE:
Class A Shares                                                                              $           9.33
Class B Shares*                                                                             $           9.29
Institutional Service Class Shares                                                          $           9.36

MAXIMUM OFFERING PRICE PER SHARE (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent):
Class A Shares                                                                              $           9.90
                                                                                            -----------------
Maximum Sales Charge - Class A Shares                                                                   5.75%
                                                                                            =================
-------------------------------------------------------------------------------------------------------------

  *  For  Class  B  Shares,  the  redemption  price  per  share  varies  by  length  of time shares are held.


See  notes  to  financial  statements.


4  NATIONWIDE

STATEMENT  of  Operations
--------------------------------------------------------------------------------------------------------------------
                                For the Period Ended October 31, 2001 (a)

                                                                                                    GARTMORE  GLOBAL
                                                                                                    HEALTH  SCIENCES
                                                                                                                FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Interest income                                                                                   $         9,103
  Dividend income                                                                                             9,230
                                                                                                    ----------------
    Total Income                                                                                             18,333
                                                                                                    ----------------
--------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                                                                                   14,946
  Fund administration fees                                                                                   63,081
  Distribution fees Class A                                                                                   1,564
  Distribution fees Class B                                                                                   6,240
  Accounting fees                                                                                             2,000
  Transfer agent fees                                                                                           425
  Trustees' fees                                                                                                111
  Professional fees                                                                                          19,079
  Custodian fees                                                                                              4,094
  Insurance fees                                                                                                 25
  Registration and filing fees                                                                                    7
  Printing fees                                                                                              18,299
  Other                                                                                                       1,744
                                                                                                    ----------------
    Total expenses before reimbursed expenses                                                               131,615
  Expenses reimbursed                                                                                      (101,840)
                                                                                                    ----------------
    Total Expenses                                                                                           29,775
                                                                                                    ----------------
Net Investment Income (Loss)                                                                                (11,442)
--------------------------------------------------------------------------------------------------------------------

REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENTS:
  Net realized gains (losses) on investment and foreign currency transactions                              (223,731)
  Net change in unrealized appreciation/depreciation on investments and
  translation of assets and liabilities denominated in foreign currencies                                    68,909
                                                                                                    ----------------
  Net realized/unrealized gains (losses) on investments                                                    (154,822)
                                                                                                    ----------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                                                      $      (166,264)
                                                                                                    ================
--------------------------------------------------------------------------------------------------------------------
(a)  For the period from December 29, 2000 (commencement of operations) through October 31, 2001.


See notes to financial statements.


                                                                   NATIONWIDE  5

Statement  of  Changes  in  Net  Assets
-------------------------------------------------------------------------------------


                                                                     Gartmore Global
                                                                     Health Sciences
                                                                          Fund
                                                                      Period Ended
                                                                       October 31,
                                                                         2001(a)
-------------------------------------------------------------------------------------
FROM INVESTMENT ACTIVITIES
Operations:
  Net investment income (loss)                                      $        (11,442)
  Net realized gains (losses) on investment transactions                    (223,731)
  Net change in unrealized appreciation/depreciation on investments           68,909
                                                                    -----------------
Change in net assets resulting from operations                              (166,264)
                                                                    -----------------
-------------------------------------------------------------------------------------
Distributions to Class A Shareholders from:
  Return of capital                                                             (656)

Distributions to Institutional Service Class Shareholders from:
  Return of capital                                                           (1,087)
                                                                    -----------------
Change in net assets from shareholder distributions                           (1,743)
                                                                    -----------------
Change in net assets from capital transactions                             2,501,993
                                                                    -----------------
Change in net assets                                                       2,333,986
Net Assets:
  Beginning of period                                                              -
                                                                    -----------------
  End of period                                                     $      2,333,986
                                                                    =================
-------------------------------------------------------------------------------------

(a)  For  the  period  from  December  29,  2000 (commencement of operations) through
October  31,  2001.


See  notes  to  financial  statements.


6  NATIONWIDE

Financial  Highlights
----------------------------------------------------------------------------------------------------------------
                         SELECTED DATA FOR EACH SHARE OF CAPITAL OUTSTANDING


                                                                                                  Institutional
                                                                                                  Service Class
                                                               Class A Shares    Class B Shares       Shares
                                                                Period Ended      Period Ended     Period Ended
                                                                October 31,       October 31,      October 31,
                                                                  2001(a)           2001(a)          2001(a)
----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE - BEGINNING OF PERIOD                         $         10.00   $         10.00   $       10.00
                                                              ----------------  ----------------  --------------
Investment Activities:
  Net investment income (loss)                                          (0.03)            (0.09)          (0.01)
  Net realized and unrealized gains (losses) on investments             (0.63)            (0.62)          (0.62)
                                                              ----------------  ----------------  --------------
    Total investment activities                                         (0.66)            (0.71)          (0.63)
                                                              ----------------  ----------------  --------------
Distributions:
  Return of capital                                                     (0.01)                -           (0.01)
                                                              ----------------  ----------------  --------------
    Total distributions                                                 (0.01)                -           (0.01)
                                                              ----------------  ----------------  --------------
Net increase (decrease) in net asset value                              (0.67)            (0.71)          (0.64)
                                                              ----------------  ----------------  --------------
NET ASSET VALUE - END OF PERIOD                               $          9.33   $          9.29   $        9.36
                                                              ================  ================  ==============
    Total Return (excluding sales charge)                           (6.61%)(b)        (7.10%)(b)      (6.25%)(b)
Ratios/Supplemental Data:
Net assets, at end of period (000)                            $           779   $           774   $         781
Ratio of expenses to average net assets                               1.53%(c)          2.13%(c)        1.10%(c)
Ratio of net investment income (loss) to average net assets         (0.55%)(c)        (1.15%)(c)      (0.13%)(c)
Ratio of expenses to average net assets*                              6.84%(c)          7.61%(c)        6.59%(c)
Portfolio turnover**                                                   754.05%           754.05%         754.05%
----------------------------------------------------------------------------------------------------------------

*     During  the  period  certain  fees  were waived and/or reimbursed.  If such waivers/reimbursements had not occurred,  the  ratios  would  have  been  as  indicated.
**    Portfolio  turnover  is  calculated  on the basis of the Fund as a whole without distinguishing among the classes  of  shares.
(a)   For  the  period  from  December  29,  2000  (commencement  of  operations)  through  October  31, 2001.
(b)   Not  annualized.
(c)   Annualized.


See  notes  to  financial  statements.


                                                                   NATIONWIDE  7

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                               October 31, 20011.

1.   ORGANIZATION

Nationwide Mutual Funds ("NMF" or the "Trust") is an open-end management investment company. At a regular quarterly meeting of the Board of Trustees on September 27, 2001, the Board considered and approved a name change of the Trust from NMF to Gartmore Mutual Funds which is expected to occur on or about January 25, 2002. NMF was created under the laws of Ohio as an Ohio business trust pursuant to a Declaration of Trust dated as of October 31, 1997, as subsequently amended, and is registered under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust operates thirty-two separate series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the Gartmore Global Health Sciences Fund (Global Health Sciences or the "Fund") (formerly the Nationwide Global Life Sciences Fund).

2.   SIGNIFICANT  ACCOUNTING  POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

(a)  SECURITY  VALUATION

Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Prices are taken from the primary market or exchange in which each security trades.

Debt and other fixed income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Fund's Board of Trustees. Short-term debt securities, such as commercial paper and U.S. Treasury Bills, having a remaining maturity of 60 days or less at the time of purchase are considered to be "short-term" and are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgement of the Funds' investment adviser or designee, are valued at fair value under procedures approved by the Funds' Board of Trustees.

(b)  REPURCHASE  AGREEMENTS

The Fund may acquire repurchase agreements with an entity which is a member of the Federal Reserve System or which is a "primary dealer'' (as designated by the Federal Reserve Bank of New York) in U.S. Government obligations. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement at a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Fund's custodian, or another qualified sub-custodian or in the Federal Reserve/Treasury book-entry system.

(c)  FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on the investments from fluctuations arising from changes in market prices on securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.


8  NATIONWIDE                      continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                               October 31, 20011.

(d)  RISKS  ASSOCIATED  WITH  FOREIGN  SECURITIES  AND  CURRENCIES

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

(e)  SECURITY  TRANSACTIONS  AND  INVESTMENT  INCOME

Security transactions are accounted for on the date the security is purchased or sold ("trade date''). Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

(f)  FEDERAL  INCOME  TAXES

The Fund's policy is to continue to qualify as a regulated investment company under the Internal Revenue Code, and to distribute substantially all taxable income, if any, to its shareholders. Therefore no provision has been made for federal income taxes as it is the intention of the Fund to continue such qualification. To the extent net realized gains are offset through the application of a capital loss carryover, they will not be distributed to shareholders and will be retained by the Fund.

(g)  DISTRIBUTIONS  TO  SHAREHOLDERS

Net investment income, if any, is declared and paid quarterly and is recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed at least annually.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are considered either permanent or temporary in nature. In accordance with AICPA (American Institute of Certified Public Accountants) Statement of Position 93-2, permanent differences (i.e. reclassification of market discounts, gain/loss, pay downs, and distributions) are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification. These reclassifications have no effect upon the net asset value of the Fund. Dividends and distributions that exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income and net realized gains. To the extent distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as distributions of paid-in-capital.

(h)  EXPENSES

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among various or all funds within the Trust in relation to the net assets of each fund or on another reasonable basis. Once expenses are charged to a Fund, they are allocated to the classes based on relative net assets of each class. Expenses specific to a class are charged to that class.


                                   continued                       NATIONWIDE  9

NOTES TO FINANCIAL STATEMENTS CONTINUED
------------------------------------------------------------------------------------------------
                               October 31, 20011.


(i) Capital Share Transactions

Transactions in capital shares of the Fund were as follows:


                                                                                  Global Health
                                                                                    Sciences
                                                                                  Period Ended
                                                                                   October 31,
CAPITAL TRANSACTIONS:                                                                2001(a)
------------------------------------------------------------------------------------------------
Class A Shares
  Proceeds from shares issued                                                    $       833,585
  Dividends reinvested                                                                       656
                                                                                 ---------------
                                                                                         834,241
                                                                                 ---------------
Class B Shares
  Proceeds from shares issued                                                            833,333
                                                                                 ---------------
                                                                                         833,333
                                                                                 ---------------
Institutional Class Shares
  Proceeds from shares issued                                                            833,333
  Dividends reinvested                                                                     1,086
                                                                                 ---------------
                                                                                         834,419
                                                                                 ---------------
  Change in net assets from capital
    transactions                                                                 $     2,501,993
                                                                                 ===============

SHARE TRANSACTIONS:
------------------------------------------------------------------------------------------------
Class A Shares
  Issued                                                                                  83,360
  Reinvested                                                                                  81
                                                                                 ---------------
                                                                                          83,441
                                                                                 ---------------
Class B Shares
  Issued                                                                                  83,333
                                                                                 ---------------
                                                                                          83,333
                                                                                 ---------------
Institutional Class Shares
  Issued                                                                                  83,334
  Reinvested                                                                                 134
                                                                                 ---------------
                                                                                          83,468
                                                                                 ---------------
Total change in shares                                                                   250,242
                                                                                 ===============

(a)  For the period from December 29, 2000 (commencement of operations) through October 31, 2001.


10  NATIONWIDE                    continued

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                               October 31, 20013.

3.   TRANSACTIONS  WITH  AFFILIATES

Under the terms of an Investment Advisory Agreement, Villanova Mutual Fund Capital Trust ("VMF") manages the investment of the assets and supervises the daily business affairs of the Fund. Under the terms of the Investment Advisory Agreement, the Fund pays VMF an investment advisory fee of 1.00% (0.53% prior to May 15, 2001) based on the Fund's average daily net assets.

VMF has entered into an Expense Limitation Agreement with the Trust on behalf of the Fund. Pursuant to the Expense Limitation Agreement, VMF has agreed to waive fees or otherwise reimburse expenses of the Fund in order to limit annual Fund operating expenses at or below stated expense caps through at least February 28, 2002. The stated expense caps as of October 31, 2001 were 1.75% for Class A shares, 2.35% for Class B shares and 1.25% for Institutional Service Class shares. Prior to May 15, 2001, the stated expense caps were 1.23% for Class A shares, 1.83% for Class B shares and 0.90% for Institutional Service Class shares.

VMF may request and receive reimbursement from the Fund of the advisory fees waived and other expenses reimbursed by VMF pursuant to the Expense Limitation Agreement at a later date not to exceed five fiscal years from commencement of operations if the Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth above. No reimbursement will be made unless: (i) the Fund's assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth above; and (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by VMF is not permitted. As of the period ended October 31, 2001, the cumulative potential reimbursements were $101,840 for the Fund.

Under the terms of a Distribution Plan under Rule 12b-1 of the 1940 Act, Nationwide Advisory Services, Inc. ("NAS"), the Fund's Distributor, is compensated by the Fund for expenses associated with the distribution of Class A and Class B shares of the Fund. These fees are based on average daily net assets of the respective class of the Fund at an annual rate not to exceed 0.25% for Class A shares and 1.00% for Class B shares.

Pursuant to an Underwriting Agreement, NAS serves as principal underwriter of the Fund in the continuous distribution of its shares and receives commissions in the form of a front-end sales charge on the Class A shares. Such fees are deducted from and are not included in proceeds from sales of Class A shares. From such fees, NAS pays sales commissions, salaries, and other expenses in connection with generating new sales of Class A shares of the Fund. NAS also receives fees for services as principal underwriter for Class B shares of the Fund. Such fees are contingent deferred sales charges (CDSCs) ranging from 1% to 5% imposed on redemptions of Class B shares which may cause the current value of a shareholder's account to fall below the total purchase payments. The CDSC, if applicable, will be imposed on redemptions made within 6 years of the purchase. For the year ended October 31, 2001, NAS received no commissions from front-end sales charges of Class A shares or from CDSC fees from Class B shares of the Fund. The Board of Trustees approved a change in the principal underwriter of the Trust from NAS to Villanova Distribution Services, Inc. (whose name will change to Gartmore Distribution Services, Inc. when it becomes the underwriter). As of October 31, 2001 the change in underwriter has not occurred, but it is anticipated to occur during 2002.

Effective June 18, 2001, the Fund began assessing a redemption fee of 2.00% on all classes of shares that are purchased after June 18, 2001, and are sold or exchanged within 90 days of purchase. The redemption fee is paid directly to the Fund and is designed to offset brokerage commissions, market impact and other costs associated with short-term trading of Fund shares. For purposes of determining whether the redemption fee applies, the shares that were held the longest will be redeemed first. This redemption fee is in addition to any CDSCs that may be applicable at the time of sale. The redemption fee may not apply in certain circumstances, such as redemptions or exchanges of shares held in certain omnibus accounts or retirement plans that cannot implement the redemption fee. The fee does not apply to shares purchased through reinvested dividends or capital gains.

Under the terms of a Fund Administration Agreement, Villanova SA Capital Trust ("VSA") receives fees from the Fund for providing various administrative and accounting services. These fees are calculated daily based on the Fund's average daily net assets and paid monthly. During the period ended October 31, 2001, the Fund incurred fund administration fees according to the following schedule:

                    FUND ADMINISTRATION FEE SCHEDULE*
             ---------------------------------------------------
                    Up to $250 million               0.07%
              On the next $750 million               0.05%
                On $1 billion and more               0.04%

* THE FUND ADMINISTRATION FEE IS SUBJECT TO A MINIMUM OF $75,000 PER YEAR.

VSA has entered into an agreement with BISYS Fund Services Ohio, Inc. to provide sub-administration services to the Fund.

Nationwide Investors Services, Inc. ("NISI"), a subsidiary of VSA, serves as Transfer and Dividend Disbursing Agent for the Fund. For these services, NISI received fees at $20 per account for Class A and Class B shares and 0.01% of the average daily net assets of the Institutional Service Class shares.


                                   continued                      NATIONWIDE  11

NOTES TO FINANCIAL STATEMENTS CONTINUED
--------------------------------------------------------------------------------
                               October 31, 20013.


NISI has entered into an agreement with BISYS Fund Services Ohio, Inc., to provide sub-transfer agency services to the Fund.

As of October 31, 2001, the adviser or affiliates of the adviser directly held 100% of the shares outstanding of the Fund.

4.  BANK LOANS

NMF currently has an unsecured bank line of credit of $50,000,000. Borrowings under this arrangement bear interest at the Federal Funds rate plus 0.50%. These interest costs are included in custodian fees in the Statement of Operations. No compensating balances are required under the terms of the line of credit. The Fund had no outstanding borrowings during the period ended October 31, 2001.

5.  INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended October 31, 2001, are summarized as follows:

Fund                        Purchases        Sales
-------------------------------------------------------------
Global Health Sciences     $18,327,316     $15,934,123


6.  FEDERAL INCOME TAX INFORMATION

As of October 31, 2001, the Fund had net capital loss carryforwards in the amount of $127,340 which will be available through 2009 to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that this carryforward is used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.


7.  SUBSEQUENT EVENT

At a regular quarterly meeting of the Board of Trustees on November 29, 2001, the Board considered and approved the following agreement.

(a) Approved a change in the Fund Administration Agreement and the Transfer and Dividend Disbursing Agent Agreement so that the services provided under both agreements are covered by a combined fee schedule as follows:



                  Fee Schedule Based on Trust Level Net Assets
            -------------------------------------------------------
                                  Up to $1 billion        0.25%
                 Between $1 billion and $3 billion        0.18%
                 Between $3 billion and $4 billion        0.14%
                 Between $4 billion and $5 billion        0.07%
                Between $5 billion and $10 billion        0.04%
               Between $10 billion and $12 billion        0.02%
                           On $12 billion and more        0.01%

The fees are calculated based on Trust level average daily net assets and are allocated proportionately among all funds within the Trust in relation to the average daily net assets of each fund. The above fee schedule became effective on December 1, 2001.


12  NATIONWIDE

Independent Auditors' Report
--------------------------------------------------------------------------------


The Shareholders and Board of Trustees
of Nationwide Mutual Funds:

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Gartmore Global Health Sciences Fund (formerly Nationwide Global Life Sciences Fund) (the Fund), a series of Nationwide Mutual Funds, as of October 31, 2001, and the related statement of operations, statement of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by confirmation with the custodian and brokers or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund, as of October 31, 2001, the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
December 14, 2001


                                                                  NATIONWIDE  13